Investment Portfolio - September 30, 2023
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 16.9%

Non-Convertible Corporate Bonds- 16.9%
Communication Services - 2.9%
Entertainment - 0.8%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,560,000	$2,284,547

Interactive Media & Services - 2.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,464,087
Total Communication Services		8,748,634

Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,022,945
(China), 4.00%, 12/6/2037	3,440,000	2,659,440
Amazon.com, Inc., 3.30%, 4/13/2027	3,520,000	3,312,618
Total Consumer Discretionary		6,995,003

Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc., 3.90%, 7/18/2032	3,110,000	2,830,483

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	644,000	642,357
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	3,424,446
Total Energy		4,066,803

Financials - 2.7%
Banks - 2.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/20323	2,790,000	2,187,544
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,359,656
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,658,817
Total Financials		8,206,017

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,523,960

Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,688,909

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	$1,637,409
		3,326,318
Total Industrials		4,850,278

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 5.40%, 5/20/2033	2,920,000	2,923,819

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,627,106

Real Estate - 2.2%
Retail REITs - 1.4%
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	4,430,346

Specialized REITs - 0.8%
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,325,000	2,331,540
Total Real Estate		6,761,886

Utilities - 1.5%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,560,000	1,559,902

Independent Power and Renewable Electricity Producers - 1.0%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,170,000	3,177,438
Total Utilities		4,737,340
TOTAL CORPORATE BONDS
(Identified Cost $58,571,436)		51,747,369

ASSET-BACKED SECURITIES - 8.6%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,429,386	1,299,931
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,303,170
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,419,991
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	400,110	347,749
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	615,764	561,137
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,108,593

Investment Portfolio - September 30, 2023
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

DataBank Issuer, (continued)
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	$1,079,251
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,474,027
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,438,762	1,196,284
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,538,790
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	802,247	800,481
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	877,889	873,507
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	154,094	153,904
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	485,327	468,117
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,476,068
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	2,552,425
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,969,067	1,874,068
Series 2022-1, Class A1, 6.50%, 10/15/2034[2]	118,452	118,412
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,317,885	1,309,774
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	355,020	319,348
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,4]	27,141	26,781
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,4]	17,151	16,959
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.434%, 10/25/2048[2,5]	86,674	86,801
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,062,602
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $28,639,667)		26,468,170

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,4]	1,293,794	1,108,318
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,4]	16,019	14,761
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,4]	842,333	640,733

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,4]	175,646	$154,180
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,4]	179,290	153,178
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,4]	53,006	43,564
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,4]	31,480	25,765
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,621,872	1,357,070
Series 2018-31, Class KP, 3.50%, 7/25/2047	11,973	11,478
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,183,471	956,783
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,359,989	1,121,941
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	72,079	64,497
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,4]	493,595	397,246
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,5]	1,598,770	1,451,779
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,4]	1,215,327	1,009,775
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,4]	1,212,752	1,006,908
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,4]	1,417,207	1,121,289
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,4]	34,754	32,231
Series 2016-5, Class A1, 6.890%, 12/25/2046[2,4]	944,303	931,902
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,4]	17,069	14,927
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,4]	99,171	91,459
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,4]	45,954	41,163
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,4]	88,306	80,491
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,4]	81,587	74,307
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,4]	1,321,513	1,042,399

Investment Portfolio - September 30, 2023
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.320%, 7/25/2029 (Acquired 07/24/2023, cost $4,400,000)[5,6]	4,398,098	$4,397,463
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,4]	629,838	546,922
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,4]	1,568,324	1,280,025
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,4]	2,503,491	1,906,050
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,4]	1,585,330	1,195,340
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[4]	1,422,983	1,165,790
Series 2013-6, Class A2, 3.00%, 5/25/20434	421,457	357,682
Series 2013-7, Class A2, 3.00%, 6/25/20434	30,878	26,401
Series 2013-8, Class A1, 3.00%, 6/25/20434	81,462	69,533
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,4]	460,074	420,484
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,4]	14,017	12,253
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,4]	422,851	367,952

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $28,598,688)		24,694,039

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,017,987
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	66,441
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	505,748
TOTAL MUNICIPAL BONDS
(Identified Cost $4,108,410)		3,590,176

U.S. TREASURY SECURITIES - 43.9%

U.S. Treasury Bonds - 11.6%
U.S. Treasury Bond
2.375%, 2/15/2042	21,355,000	14,748,297
3.00%, 5/15/2047	19,834,000	14,528,405

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	6,196,754	$6,151,568
Total U.S. Treasury Bonds
(Identified Cost $41,840,925)		35,428,270
U.S. Treasury Notes - 32.3%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	6,323,659	5,409,904
U.S. Treasury Note
2.25%, 11/15/2027	17,145,000	15,595,253
3.125%, 11/15/2028	16,535,000	15,400,802
1.75%, 11/15/2029	27,090,000	23,049,781
0.875%, 11/15/2030	29,570,000	23,013,776
1.375%, 11/15/2031	19,445,000	15,240,019
4.125%, 11/15/2032	1,578,000	1,522,030
Total U.S. Treasury Notes
(Identified Cost $102,974,912)		99,231,565
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $144,815,837)		134,659,835

U.S. GOVERNMENT AGENCIES - 20.2%

Mortgage-Backed Securities - 20.2%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	257	255
Pool #MA3463, UMBS, 4.00%, 9/1/2033	88,833	84,389
Pool #MA1834, UMBS, 4.50%, 2/1/2034	27,020	25,687
Pool #FM1158, UMBS, 3.50%, 6/1/2034	343,246	319,763
Pool #MA2587, UMBS, 3.50%, 4/1/2036	176,529	161,095
Pool #MA3215, UMBS, 3.50%, 12/1/2037	570,152	514,025
Pool #FM2568, UMBS, 3.00%, 5/1/2038	387,716	346,802
Pool #MA5043, UMBS, 5.00%, 6/1/2038	2,206,568	2,149,877
Pool #995876, UMBS, 6.00%, 11/1/2038	54,379	56,209
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,557,219	2,145,731
Pool #AI5172, UMBS, 4.00%, 8/1/2041	36,159	33,147
Pool #AH3858, UMBS, 4.50%, 8/1/2041	147,056	138,897
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,962,875	1,726,041
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,807,951	2,548,094
Pool #FS4616, UMBS, 5.00%, 5/1/2043	4,688,613	4,482,253

Investment Portfolio - September 30, 2023
(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%, 6/1/2043	45,443	$41,658
Pool #AX1685, UMBS, 3.50%, 11/1/2044	427,443	377,217
Pool #AS4103, UMBS, 4.50%, 12/1/2044	115,199	108,457
Pool #AY8604, UMBS, 3.50%, 4/1/2045	65,502	57,645
Pool #BC6764, UMBS, 3.50%, 4/1/2046	27,644	24,220
Pool #BC8677, UMBS, 4.00%, 5/1/2046	21,747	19,737
Pool #BD1191, UMBS, 3.50%, 1/1/2047	172,336	150,988
Pool #BE7845, UMBS, 4.50%, 2/1/2047	28,900	27,101
Pool #MA3007, UMBS, 3.00%, 4/1/2047	669,775	566,373
Pool #FM2232, UMBS, 4.00%, 6/1/2048	95,567	86,611
Pool #AL8674, 5.647%, 1/1/2049	239,691	241,838
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,590,231	2,266,517
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,415,452	3,694,956
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,543,542	2,128,497
Pool #FS2998, UMBS, 3.50%, 4/1/2052	4,441,429	3,873,430
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,329,515	2,903,715
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,942,057	2,535,551
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,869,195	2,560,040
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,482,693	2,280,679
Pool #MA4807, UMBS, 5.50%, 11/1/2052	4,665,523	4,514,895
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	42,375	40,997
Pool #C91746, 4.50%, 12/1/2033	33,146	31,542
Pool #C91771, 4.50%, 6/1/2034	41,966	39,923
Pool #C91780, 4.50%, 7/1/2034	48,970	46,623
Pool #QN0349, UMBS, 3.00%, 8/1/2034	342,552	312,049
Pool #C91832, 3.50%, 6/1/2035	199,410	183,527
Pool #G08268, 5.00%, 5/1/2038	254,878	249,213
Pool #G05900, 6.00%, 3/1/2040	17,563	18,176
Pool #A92889, 4.50%, 7/1/2040	97,959	92,699
Pool #A93451, 4.50%, 8/1/2040	291,062	275,430
Pool #G60513, 5.00%, 7/1/2041	256,578	251,457
Pool #G60071, 4.50%, 7/1/2042	101,685	96,224
Pool #RB5188, UMBS, 4.00%, 10/1/2042	3,454,569	3,134,998

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #Q17513, 3.50%, 4/1/2043	62,018	$55,003
Pool #Q37857, 4.00%, 12/1/2045	234,381	214,021
Pool #G60855, 4.50%, 12/1/2045	93,228	87,891
Pool #Q38388, 4.00%, 1/1/2046	209,935	191,930
Pool #Q47544, 4.00%, 3/1/2047	221,796	202,097
Pool #Q47130, 4.50%, 4/1/2047	25,052	23,474
Pool #G08786, 4.50%, 10/1/2047	68,543	64,230
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,748,078	2,303,169
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,336,700	2,112,602
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,579,058	1,450,571
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,912,158	3,788,035
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,517,942	1,433,192
Pool #QG6308, UMBS, 6.00%, 7/1/2053	2,300,078	2,276,114
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $67,003,158)		62,167,577

SHORT-TERM INVESTMENT - 0.5%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[7]
(Identified Cost $1,640,459)	1,640,459	1,640,459

TOTAL INVESTMENTS - 99.3%		304,967,625
(Identified Cost $333,377,655)
OTHER ASSETS, LESS LIABILITIES - 0.7%		2,135,864
NET ASSETS - 100%		$307,103,489

Investment Portfolio - September 30, 2023
(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $58,431,053, which represented 19.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2023.

4Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2023.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2023.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2023 was $4,397,463, or 1.4% of the Series’ Net Assets.

7Rate shown is the current yield as of September 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$196,827,412	$—	$196,827,412	$—
States and political subdivisions (municipals)	3,590,176	—	3,590,176	—
Corporate debt:
Communication Services	8,748,634	—	8,748,634	—
Consumer Discretionary	6,995,003	—	6,995,003	—
Consumer Staples	2,830,483	—	2,830,483	—
Energy	4,066,803	—	4,066,803	—
Financials	8,206,017	—	8,206,017	—
Industrials	4,850,278	—	4,850,278	—
Information Technology	2,923,819	—	2,923,819	—
Materials	1,627,106	—	1,627,106	—
Real Estate	6,761,886	—	6,761,886	—
Utilities	4,737,340	—	4,737,340	—
Asset-backed securities	26,468,170	—	26,468,170	—
Commercial mortgage-backed securities	24,694,039	—	24,694,039	—

Investment Portfolio - September 30, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investment	$1,640,459	$1,640,459	$—	$—
Total assets	$304,967,625	$1,640,459	$303,327,166	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or September 30, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.